Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation expense	$ 548,836	$ 1,263,797	$ 2,810,153	$ 3,948,052